Vessels and Drilling Rigs	6 Months Ended
Jun. 30, 2011
Vessels And Drilling Rigs [Abstract]
Vessels and Drilling Rigs
(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

6. Vessels and Drilling Rigs:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Drybulk and Tanker vessels:

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2010	$2,328,845	$(410,879)	$1,917,966
Additions/transfers from vessels under construction	192,672	0	192,672
Disposals	(26,500)	223	(26,277)
Vessel total constructive loss	(35,261)	2,125	(33,136)
Vessel transfer to held for sale	(21,104)	904	(20,200)
Impairment loss	(193,067)	80,963	(112,104)
Depreciation	0	(55,829)	(55,829)
Balance, June 30, 2011	$2,245,585	$(382,493)	$1,863,092

On March 17, 2011, the Company's vessel Oliva, was ran aground and sank in the South Atlantic Ocean. The vessel was declared a total actual loss and the Company has collected all of the insurance proceeds.

On January 18, 2011, March 23, 2011 and April 29, 2011 the Company took delivery of the newbuilding tankers Saga, Vilamoura and Daytona, respectively for an aggregate amount of $192,672.

During the fourth quarter of 2010, the Company concluded a Memorandum of Agreement for the sale of vessel Primera for a sale price of $26,500. The vessel was delivered to her new owners at April 4, 2011 realizing a total loss of $618.

On July 1, July 15 and August 24, 2011, the Company concluded Memoranda of Agreement for the sale of the vessels Conquistador, Brisbane, Samsara and Toro. An impairment loss of $ 106,187 was recognized in the attached statement of operations (Note 17).

During the second quarter of 2011, the Company concluded a Memorandum of Agreement for the sale of vessel La Jolla for a sale price of $20,200. The Company has classified the La Jolla as "held for sale" in the accompanying June 30, 2011 consolidated balance sheet, as all criteria required for its classification as "Vessel held for sale" was met and an impairment loss of $5,917 was recognized as a result of the reduction of the vessel's carrying amount to its fair value less cost to sell.

Drilling Rigs:

	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$1,441,630	$(192,297)	$1,249,333
Additions/transfers from rigs under construction	1,784,185	0	1,784,185
Disposals	(169)	70	(99)
Depreciation	0	(64,345)	(64,345)
Balance June 30, 2011	$3,225,646	$(256,572)	$2,969,074

As of June 30, 2011, all of the Company’s vessels and drilling units except for the vessel Toro have been pledged as collateral to secure the bank loans (Note 8).